January 15, 2009
Division of Corporate Finance Securities and Exchange Commission Washington, D.C. 20549 United States
Attn:	Mr. H Christopher Owings Assistant Director
Dear Mr. Owings,
Re:	Oakridge International Corporation (the "Company" or "Oakridge") Registration Statement on Form S-1File No. 333-152312

We refer to your letter dated January 7, 2009 in regard to the comments on our Form S-1/A no.2 filed on December 9, 2008. We hereby submit our replies below together with the relevant pages of our marked up copy of our S-1/A No. 3 for your easy reference.

Also, please note that we have filed the edgarized Form S-1/A (Amendment #3) with the SEC today.
Comment 1 - Executive Compensation
Please refer to page 31 of the Amendment No. 3 to Registration Statement on Form S-1.
Comment 2 - Management's Discussion and Analysis of Financial condition and Results of Operations

Please refer to page 35 of the Amendment No. 3 to Registration Statement on Form S-1 for the disclosure. The disclosure of this section in this registration statement is now consistent with the contents under the same heading in the quarterly report filed by the Company for the quarter ended September 30, 2008

Although the Company is not yet subject to the reporting requirements of section 15(d) of the Securities Exchange Act of 1934, the Company wishes to keep the filings current, even it is not required at this moment.

Suite 1609, Jie Yang Building, 271 Lockhart Road, Wanchai, Hong Kong Tel: +206 424-7587 Fax: +702 948-5779

Comment 3 - Form 10-Q for the Quarter Ended September 30, 2008, Item 4. Controls and Procedures

In our future filings, we will revise the references to the definition of disclosure controls and procedures under the Securities Exchange Act of 1934 to refer to the correct rules, 13a-15(e) and 15d-15(e).

Comment 4 - Exhibit 31.1
In our future filings, we will ensure that the certification conforms to the requirements of Item 601(b)(31) of Regulation S-K.
For and on behalf of Oakridge International Corporation /s/ Sau Shan KU ________________________________ Sau Shan KU President
c.c.	Ms. Blair F. Petrillo, Attorney-Advisor Ms. Ellie Bavaria, Special Counsel
Suite 1609, Jie Yang Building, 271 Lockhart Road, Wanchai, Hong Kong Tel: +206 424-7587 Fax: +702 948-5779